Segment Information	12 Months Ended
Aug. 31, 2017
Segment Reporting [Abstract]
Segment Information
20.	SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing the performance of the Group.

The Group identified four operating segments, including International Schools, Bilingual Schools, Kindergartens and Complementary Education Service. All these four operating segments are identified as reportable segments.

The Group primarily operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

For the year ended August 31, 2015

	International	Bilingual		Complementary
	Schools	Schools	Kindergartens	Education Service	Combined
	RMB	RMB	RMB	RMB	RMB
Revenue	305,904	245,359	191,318	3,269	745,850
Cost of revenue	(289,669)	(213,877)	(150,759)	(1,292)	(655,597)
Gross profit	16,235	31,482	40,559	1,977	90,253

For the year ended August 31, 2016

	International	Bilingual		Complementary
	Schools	Schools	Kindergartens	Education Service	Combined
	RMB	RMB	RMB	RMB	RMB
Revenue	423,122	328,678	252,013	36,516	1,040,329
Costs of revenue	(312,527)	(228,889)	(168,157)	(26,632)	(736,205)
Gross profit	110,595	99,789	83,856	9,884	304,124

For the year ended August 31, 2017

	International	Bilingual		Complementary
	Schools	Schools	Kindergartens	Education Service	Combined
	RMB	RMB	RMB	RMB	RMB
Revenue	505,595	413,404	312,008	97,360	1,328,367
Costs of revenue	(360,044)	(262,283)	(178,758)	(59,245)	(860,330)
Gross profit	145,551	151,121	133,250	38,115	468,037

The Group’s CODM does not review the financial position by operating segments, thus no total assets of each operating segment presented.